Organization and Nature of Operations - Summary Of Principal Subsidiaries And VIEs (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Long-term borrowings	$ 80,420	$ 46,469
Property and equipment, net	88,186	$ 49,166
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Long-term borrowings	80,400
Land use rights, net	161,600
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi") | Construction in progress
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Property and equipment, net	$ 84,200